Unaudited Consolidated Statement of Shareholders' Equity - EUR (€) € in Thousands		Total	Subscribed capital	Treasury share reserves	Other capital reserves	Share-based payment reserve	Accumulated deficit	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2018	[1]	€ 16,915	€ 1,317	€ (18)	€ 49,383	€ 4,149	€ (38,650)	€ 734
Net loss		(4,874)					(4,874)
Currency translation adjustment		0						0
Total comprehensive income/(loss)		(4,874)					(4,874)	0
Issuance of shares		376		4	372
Cash settlement of share-based payment arrangements		(452)				(452)
Share-based compensation		2,075				2,075
Ending balance at Jun. 30, 2019	[1]	14,040	1,317	(14)	49,755	5,772	(43,524)	734
Beginning balance at Dec. 31, 2019		142,120	2,662	(56)	183,405	6,031	(54,317)	4,395
Net loss		(412)					(412)
Currency translation adjustment		519						519
Total comprehensive income/(loss)		107					(412)	519
Share-based compensation		2,125				2,125
Ending balance at Jun. 30, 2020		€ 144,352	€ 2,662	€ (56)	€ 183,405	€ 8,156	€ (54,729)	€ 4,914

[1]	Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 1.6.